BRUCE FUND

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

COMMON STOCKS — 72.9%	Shares	Fair Value
Communication Services — 1.4%
Actua Corporation(a)(b)(c)	130,000	$6,500
Sirius XM Holdings, Inc.	1,357,843	6,707,744
		6,714,244
Consumer Discretionary — 0.9%
General Motors Company	200,000	4,156,000

Energy — 0.0%
Aspire Holdings, LLC(a)(b)(c)	193,069	1,931
PetroQuest Energy, Inc.(a)(b)(c)	252,248	2,522
		4,453
Financials — 5.3%
Allstate Corporation (The)	275,000	25,225,750

Health Care — 21.3%
Abbott Laboratories	164,500	12,980,696
AbbVie, Inc.	164,500	12,533,255
Allergan p.l.c. (Ireland)	55,000	9,740,500
Bausch Health Companies, Inc. (Canada)(c)	1,150,000	17,825,000
EDAP TMS SA - ADR (France)(c)	733,094	1,664,123
Fate Therapeutics, Inc.(c)	50,000	1,110,500
MannKind Corporation(c)	274,272	282,500
Merck & Company, Inc.	300,000	23,082,000
Paratek Pharmaceuticals, Inc.(c)	466,552	1,469,639
Pfizer, Inc.	450,000	14,688,000
Prothena Corporation p.l.c. (Ireland)(c)	3,170	33,919
Supernus Pharmaceuticals, Inc.(c)	352,105	6,334,369
Xtant Medical Holdings, Inc.(c)	182,972	122,591
		101,867,092
Industrials — 9.2%
AMERCO	124,167	36,076,722
General Electric Company	1,000,000	7,940,000
		44,016,722
Information Technology — 6.6%
Apple, Inc.	80,000	20,343,200
International Business Machines Corporation	100,000	11,093,000
		31,436,200
Materials — 2.3%
Ashland Global Holdings, Inc.	25,000	1,251,750
Compass Minerals International, Inc.	140,000	5,385,801
Flotek Industries, Inc.(c)	590,671	525,697
Newmont Goldcorp Corporation	65,600	2,970,368
Solitario Exploration & Royalty Corporation(c)	199,270	39,734
Valvoline, Inc.	68,633	898,406
		11,071,756
Utilities — 25.9%
Avista Corporation	200,000	8,498,000
CMS Energy Corporation	450,000	26,437,500
Duke Energy Corporation	300,000	24,264,000
NextEra Energy, Inc.	165,000	39,702,299
WEC Energy Group, Inc.	12,560	1,106,913

See accompanying notes which are an integral part of this schedule of investments.

	Shares/ Principal Amount	Fair Value
Xcel Energy, Inc.	400,000	$24,120,000
		124,128,712
Total Common Stocks (Cost $231,463,710)		348,620,929

CONVERTIBLE PREFERRED STOCKS — 0.5%
Consumer Staples — 0.5%
Bunge Ltd. (Bermuda), 4.88%	27,400	2,548,200
Total Convertible Preferred Stocks (Cost $2,864,600)		2,548,200

U.S. GOVERNMENT BONDS — 12.3%

U.S. Treasury "Strips", 0.00%, 8/15/2029	$15,000,000	14,094,827
U.S. Treasury "Strips", 0.00%, 2/15/2036	20,000,000	17,337,437
U.S. Treasury "Strips", 0.00%, 2/15/2041	10,000,000	7,809,020
U.S. Treasury "Strips", 0.00%, 5/15/2049	30,000,000	19,825,567
Total U.S. Government Bonds (Cost $40,323,597)		59,066,851

CONVERTIBLE CORPORATE BONDS — 6.7%
Health Care — 6.5%
Acorda Therapeutics, Inc., 1.75%, 6/15/2021	11,000,000	9,636,047
Acorda Therapeutics, Inc., 6.00%, 12/1/2024	2,500,000	2,201,885
MannKind Corporation, 5.75%, 10/23/2024(a)(b)	5,000,000	3,550,000
Novavax, Inc., 3.75%, 2/1/2023	3,000,000	2,403,418
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024	15,000,000	11,682,001
Rocket Pharmaceuticals, Inc., 6.25%, 8/1/2022	2,000,000	1,892,155
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019(a)(b)(d)(e)	1,500,000	150
		31,365,656
Industrials — 0.2%
Team, Inc., 5.00%, 8/1/2023(d)	1,000,000	762,500
Total Convertible Corporate Bonds (Cost $36,575,880)		32,128,156

CORPORATE BONDS — 4.6%
Consumer Discretionary — 0.3%
Land O'Lakes Capital Trust I, 7.45%, 3/15/2028(d)	1,500,000	1,507,500

Energy — 0.3%
ONEOK, Inc., 6.00%, 6/15/2035	1,000,000	853,168
PetroQuest Energy, Inc., 10.00%, 2/15/2024(a)(b)(f)	2,504,435	626,109
		1,479,277
Financials — 0.9%
Security Benefit Life Insurance Company, 7.45%, 10/1/2033(d)	3,000,000	4,020,792

Health Care — 1.9%
MannKind Corporation, 0.00%, 6/30/2020(a)(b)	2,630,750	2,630,750
MannKind Corporation, 0.00%, 12/30/2020(a)(b)	2,630,750	2,630,750
Valeant Pharmaceuticals International, Inc. (Canada), 6.13%, 4/15/2025(d)	4,000,000	3,965,020
		9,226,520

See accompanying notes which are an integral part of this schedule of investments.

	Shares/ Principal Amount	Fair Value
Utilities — 1.2%
Constellation Energy Group, Inc., 7.60%, 4/1/2032	$4,000,000	$5,858,360
Total Corporate Bonds (Cost $19,663,470)		22,092,449

U.S. MUNICIPAL BONDS — 0.0%
Indianapolis Airport Authority, 6.50%, 11/15/2031(b)(c)(e)	972,551	292
Total U.S. Municipal Bonds (Cost $162,383)		292

MONEY MARKET FUNDS - 2.8%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 0.25%(g)	13,523,619	13,523,619
Total Money Market Funds (Cost $13,523,619)		13,523,619

Total Investments — 99.8% (Cost $344,577,259)		477,980,496

Other Assets in Excess of Liabilities — 0.2%		758,762

NET ASSETS — 100.0%		$478,739,258

(a)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(b)	Illiquid security. The total fair value of these securities as of March 31, 2020 was $9,449,004, representing 2.0% of net assets.
(c)	Non-income producing security.
(d)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as March 31, 2020 was $10,255,962, representing 2.1% of net assets.
(e)	In default.
(f)	Payment in kind security which may pay interest in additional principal.
(g)	Rate disclosed is the seven day effective yield as of March 31, 2020.

ADR- American Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At March 31, 2020, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose is as follows:

Gross Unrealized Appreciation	$159,055,984
Gross Unrealized Depreciation	(25,651,946)
Net Unrealized Appreciation on Investments	$133,404,038
Tax Cost	$344,576,458

See accompanying notes which are an integral part of this schedule of investments.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

The Bruce Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – Investment transactions are accounted for no later than the first calculation of the Net Asset Value (“NAV”) on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political development in specific country or region.

Securities Valuation and Fair Value Measurements – In accordance with Accounting Standards Codification 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, convertible preferred stocks, and American Depositary Receipts (ADR’s), are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2020 (Unaudited)

When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Directors (the “Board”). These securities are generally categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including corporate bonds, convertible corporate bonds, U.S. government bonds, and U.S. municipal bonds are valued using market quotations in an active market, will be categorized as Level 2 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service uses various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the fixed income securities are categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities are generally categorized as Level 3 securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020 based on the three levels defined previously:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$6,707,744	$-	$6,500	$6,714,244
Consumer Discretionary	4,156,000	-	-	4,156,000
Energy	-	-	4,453	4,453
Financials	25,225,750	-	-	25,225,750
Health Care	101,867,092	-	-	101,867,092
Industrials	44,016,722	-	-	44,016,722
Information Technology	31,436,200	-	-	31,436,200
Materials	11,071,756	-	-	11,071,756
Utilities	124,128,712	-	-	124,128,712
Convertible Preferred Stocks
Consumer Staples	2,548,200	-	-	2,548,200
U.S. Government Bonds
U.S. Treasury Strips	-	59,066,851	-	59,066,851
Convertible Corporate Bonds
Health Care	-	27,815,506	3,550,150	31,365,656
Industrials	-	762,500	-	762,500
Corporate Bonds
Consumer Discretionary	-	1,507,500	-	1,507,500
Energy	-	853,168	626,109	1,479,277
Financials	-	4,020,792	-	4,020,792
Health Care	-	3,965,020	5,261,500	9,226,520
Utilities	-	5,858,360	-	5,858,360
U.S. Municipal Bonds	-	292	-	292
Money Market Funds	13,523,619	-	-	13,523,619
Total	$364,681,795	$103,849,989	$9,448,712	$477,980,496

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2020 (Unaudited)

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

•	Last sales price
•	Price given by pricing service
•	Last quoted bid & asked price
•	Third party bid & asked price
•	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Fund’s significant Level 3 fair value measurements as of March 31, 2020:

Quantitative Information about Significant Level 3 Fair Value Measurements
	Fair Value At
Asset Category	March 31, 2020	Valuation Techniques	Unobservable Input(s)	Range
Common Stocks	$4,453	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
	6,500	Asset Liquidation Analysis	Liquidation Proceeds	N/A

Convertible Corporate Bonds	3,550,150	Adjusted Broker Quotes	Non-Binding Broker Quotes	N/A
			Discount for Lack of Marketability	1%-20%

		Comparable Security Analysis	Matrix Pricing Range	N/A
			Common Stock Valuation	N/A

Corporate Bonds	5,887,609	Priced at Par	Liquidation/Reorganization Valuation	50%-100%

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Balance as of June 30, 2019	Realized gain (loss)	Amortization/ Accretion	Change in unrealized appreciation (depreciation)
Common Stock	$636,427	$-	$-	$(625,474)
Convertible Corporate Bonds	13,658,700	(2,702,043)	-	3,664,426
Corporate Bonds	-	-	-	-
Total	$14,295,127	$(2,702,043)	$-	$3,038,952

	Purchases	Sales	Transfer in Level 3* (a)	Transfer out Level 3* (b)	Balance as of March 31, 2020
Common Stock	$-	$-	$-	$-	$10,953
Convertible Corporate Bonds	5,000,000	(16,070,933)	-	-	3,550,150
Corporate Bonds	5,261,500	-	626,109	-	5,887,609
Total	$10,261,500	$(16,070,933)	$626,109	$-	$9,448,712

BRUCE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS - continued

March 31, 2020 (Unaudited)

*	The amount of transfers in and/or out are reflected at the reporting period end.

(a)	Transfers in relate primarily to securities for which observable inputs became unavailable during the period. Therefore, the securities were valued at fair value by the Adviser, in conformity with guidelines adopted by and subject to review by the Board, and are categorized as Level 3 inputs as of March 31, 2020.

(b)	Transfers out relate primarily to securities for which observable inputs became available during the period, and as of March 31, 2020, the Fund was able to obtain quotes from its pricing service. These quotes represent Level 2 inputs, which is the level of the fair value hierarchy in which these securities are included as of March 31, 2020.

The total change in unrealized appreciation attributable to Level 3 investments still held at March 31, 2020 was as follows:

Total Change in Unrealized Appreciation (Depreciation)
Common Stock	$(625,474)
Convertible Corporate Bonds	3,664,426
Corporate Bonds	-
Total	$3,038,952

Restricted Securities – The Fund has acquired several securities, the sale of which is restricted, through private placement. At March 31, 2020, the aggregate market value of such securities listed below amounted to $10,255,962 or 2% of the Fund’s net assets. 100% of the restricted securities are valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

The chart below shows the restricted securities held by the Fund as of March 31, 2020:

Issuer Description	Acquisition Date	Principal Amount	Cost	Value
Corporate Bonds
Land O' Lakes Capital Trust I, 7.45%, 3/15/28	1/23/09	1,500,000	$1,130,308	$1,507,500
Security Benefit Life Insurance Company, 7.45%, 10/1/33	(a)	3,000,000	2,784,839	4,020,792
Valeant Pharmaceuticals International, Inc. 6.13%, 4/15/25	(b)	4,000,000	3,568,920	3,965,020

Convertible Corporate Bonds
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/19	3/4/15	1,500,000	932,534	150
Team, Inc., 5.00%, 8/1/23	8/24/17	1,000,000	921,272	762,500

(a)	Purchased multiple taxlots beginning on 4/21/11.
(b)	Purchased multiple taxlots beginning on 5/11/17.